UNITED STATES
	    	  SECURITIES AND EXCHANGE COMMISSION
			 Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here is Amendment  [  ] ; Amendment Number:
This Amendment (check only one):  [   ] is a restatement.
				  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Sasco Capital, Inc.
Address:   10 Sasco Hill Road
           Fairfield, CT  06824

13F File Number:  28-1646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Daniel L. Leary
Title:	Secretary
Phone:	203-254-6800
Signature, Place, and Date of Signing:

Daniel L. Leary    Fairfield, Connecticut    August 10, 2006

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $3,207,408


List of Other Included Managers:

FORM 13F   JUNE 2006
REPORTING MANAGER:  SASCO CAPITAL, INC.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  ABB LTD ADR                    COM              000375204    99417  7671050 SH       SOLE                2865850        0  4805200
  ACCO BRANDS INC                COM              00081T108    61437  2805348 SH       SOLE                1169557        0  1635791
  AHOLD NV-ADR                   COM              500467303   141724 16384300 SH       SOLE                6459100        0  9925200
  ALLEGHANY CORP                 COM              017175100    55373   200367 SH       SOLE                  66979        0   133388
  ALLEGHENY TECHNOLOGIES         COM              01741R102      762    11000 SH       SOLE                  11000        0        0
  ALLIED WASTE                   COM              019589308   110790  9752600 SH       SOLE                3876100        0  5876500
  AMER ELEC PWR                  COM              025537101      548    16000 SH       SOLE                  16000        0        0
  AMERICAN STANDARD CO           COM              029712106    74448  1720550 SH       SOLE                 638950        0  1081600
  ATMOS ENERGY CP                COM              049560105     2476    88700 SH       SOLE                  82900        0     5800
  BALL CORP                      COM              058498106    77891  2102900 SH       SOLE                 831600        0  1271300
  BIG LOTS INC                   COM              089302103    86969  5091850 SH       SOLE                2018750        0  3073100
  BRUNSWICK CORP                 COM              117043109    14063   422951 SH       SOLE                  82251        0   340700
  CHIQUITA BRANDS                COM              170032809      238    17300 SH       SOLE                  17300        0        0
  CROWN HOLDINGS INC             COM              228368106   119258  7659500 SH       SOLE                2949450        0  4710050
  DEL MONTE FOODS                COM              24522P103   102807  9154700 SH       SOLE                3840800        0  5313900
  DUKE ENERGY CORP NEW           COM              26441C105   231515  7882702 SH       SOLE                2990198        0  4892504
  DYNEGY INC                     COM              26816Q101    82855 15147250 SH       SOLE                6155450        0  8991800
  FMC TECHNOLOGIES               COM              30249U101    38275   567366 SH       SOLE                 120718        0   446648
  FOOT LOCKER INC                COM              344849104   142314  5811092 SH       SOLE                2322400        0  3488692
  FORTUNE BRANDS                 COM              349631101    62428   879150 SH       SOLE                 399050        0   480100
  HERCULES INC                   COM              427056106   113710  7451528 SH       SOLE                3007150        0  4444378
  LAIDLAW INTL INC               COM              50730R102   140057  5557800 SH       SOLE                2132900        0  3424900
  LEAR CORP                      COM              521865105    62235  2802100 SH       SOLE                1177100        0  1625000
  LIMITED INC                    COM              532716107   120873  4723450 SH       SOLE                1863750        0  2859700
  MIRANT CORP                    COM              60467R100    90005  3358400 SH       SOLE                1198100        0  2160300
  NOVA CHEMICALS                 COM              66977W109    51644  1793800 SH       SOLE                 701700        0  1092100
  NRG ENERGY INC                 COM              629377508    80032  1661100 SH       SOLE                 652100        0  1009000
  ONEOK INC                      COM              682680103   123752  3635500 SH       SOLE                1360900        0  2274600
  PACKAGING CORP OF AMERICA      COM              695156109    97764  4439800 SH       SOLE                1811300        0  2628500
  PACTIV CORP                    COM              695257105   107091  4326900 SH       SOLE                1658200        0  2668700
  PENNEY J.C.                    COM              708160106   143543  2126250 SH       SOLE                 755350        0  1370900
  RAYTHEON                       COM              755111507   113486  2546250 SH       SOLE                 921350        0  1624900
  RELIANT RESOURCES INC          COM              75952B105    71179  5941500 SH       SOLE                2318500        0  3623000
  RITE AID                       COM              767754104     1166   275000 SH       SOLE                 275000        0        0
  SAFEWAY INC.                   COM              786514208    88690  3411150 SH       SOLE                1359550        0  2051600
  SARA LEE CORP                  COM              803111103    95776  5978500 SH       SOLE                2231500        0  3747000
  SMURFIT STONE CONTAINER C      COM              832727101     1729   158000 SH       SOLE                 158000        0        0
  SUPER-VALU INC                 COM              868536103      766    24950 SH       SOLE                  24950        0        0
  TELEDYNE TECHNOLOGIES          COM              879360105      505    15400 SH       SOLE                  15400        0        0
  TENNECO AUTOMOTIVE INC         COM              880349105      450    17300 SH       SOLE                  17300        0        0
  THOMAS & BETTS                 COM              884315102    82147  1601300 SH       SOLE                 536200        0  1065100
  TRINITY IND                    COM              896522109      739    18300 SH       SOLE                  18300        0        0
  TRW AUTOMOTIVE HLDGS CORP      COM              87264S106      393    14400 SH       SOLE                  14400        0        0
  VALSPAR CORP                   COM              920355104      364    13800 SH       SOLE                  13800        0        0
  WARNACO GROUP INC              COM              934390402     2154   115300 SH       SOLE                 115300        0        0
  WASTE MANAGEMENT               COM              94106L109   111571  3109550 SH       SOLE                1190250        0  1919300

S REPORT SUMMARY                 46 DATA RECORDS             3207408            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
